Chartered-in Vessels - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Sublease Payments
2019	$ 23,725
2020	16,055
Head Lease Receipts
Head Lease Receipts
2019	21,242
2020	21,242
2021	21,242
2022	21,242
2023	21,242
Thereafter	111,611
Total	217,821
Sublease Payments
Sublease Payments
2019	23,875
2020	23,875
2021	23,875
2022	23,875
2023	23,875
Thereafter	125,485
Total	$ 244,860